Summary of Significant Accounting Policies New Accounting Pronouncement (Details) - USD ($) $ in Millions	12 Months Ended
	Nov. 03, 2019	Nov. 05, 2018	Nov. 04, 2018
Cumulative effect of new accounting principle in period of adoption	$ 0		$ 3,487
Accumulated Other Comprehensive Income (Loss), Net of Tax	(140)		$ (115)
Accounting Standards Update 2016-01 | Other Income, Net
Unrealized gains on equity securities	$ 145
Cumulative Effect, Period of Adoption, Adjustment [Member] | Accounting Standards Update 2016-01
Cumulative effect of new accounting principle in period of adoption		$ 8
Accumulated Other Comprehensive Income (Loss), Net of Tax		$ 1